Changes In Level 3 Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011
Guarantees
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 financial instruments, beginning balance	$ (6)		$ 0
Total gains (realized/unrealized)included in earnings	0	[1]	0	[1]
Transfers out of Level 3	0		0
Issuances	(1)		(6)
Settlements	0		0
Level 3 financial instruments, Ending balance	(7)		(6)
Change in unrealized gains on assets and liabilities still held	0		0
Retained Interest
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 financial instruments, beginning balance	0		53
Total gains (realized/unrealized)included in earnings	0	[1]	0	[1]
Transfers out of Level 3	0		0
Issuances	0		0
Settlements	0		(53)
Level 3 financial instruments, Ending balance	0		0
Change in unrealized gains on assets and liabilities still held	0		0
Commodity Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 financial instruments, beginning balance	(2)		2
Total gains (realized/unrealized)included in earnings	0	[1]	2	[1]
Transfers out of Level 3	2		0
Issuances	0		0
Settlements	0		(6)
Level 3 financial instruments, Ending balance	0		(2)
Change in unrealized gains on assets and liabilities still held	$ 0		$ (2)

[1]	For commodity contracts, gains are included in Cost of products sold.